Prospectus Supplement

John Hancock Funds III

John Hancock International Growth Fund (the fund)

Supplement dated January 11, 2023 to the current Prospectus, as may be supplemented (the Prospectus)

As of December 31, 2023 (the Effective Date), John A. Boselli will no longer serve as a portfolio manager for the fund. Accordingly, as of the Effective Date, all references to Mr. Boselli will be removed from the Prospectus.

As of the Effective Date, Alvaro Llavero and Zhaohuan (Terry) Tian, CFA will continue to serve as portfolio managers and be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds III

John Hancock International Growth Fund

John Hancock U.S. Growth Fund

(collectively, the funds)

Supplement dated January 11, 2023 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective December 31, 2023 (the Effective Date), John A. Boselli will no longer serve as a portfolio manager for the funds. Accordingly, as of the Effective Date, all references to Mr. Boselli will be removed from the SAI.

As of the Effective Date, Alvaro Llavero and Zhaohuan (Terry) Tian, CFA will continue to serve as portfolio managers for the John Hancock International Growth Fund and be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, Timothy N. Manning will continue to serve as portfolio manager for the John Hancock U.S. Growth Fund and be primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.